Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000017646 | Comcast8262319
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017646 | AT&T8262694
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017646 | Wells Fargo8262645
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017646 | Bank of New York Mellon8262700
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017646 | Johnson & Johnson8262452
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017646 | State Street8262593
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017646 | Bristol-Myers Squibb8262718
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017646 | Kroger8262457
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017646 | Verizon Communications8262630
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017646 | Merck8262482
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017646 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017646 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017646 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017646 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017646 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000142889 | Comcast8262319
Holdings [Line Items]
Percent of Total Investments	2.10%
C000142889 | AT&T8262694
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142889 | Wells Fargo8262645
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142889 | Bank of New York Mellon8262700
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142889 | Johnson & Johnson8262452
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142889 | State Street8262593
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142889 | Bristol-Myers Squibb8262718
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142889 | Kroger8262457
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142889 | Verizon Communications8262630
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142889 | Merck8262482
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142889 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142889 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142889 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142889 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142889 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000142889 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000142889 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000142889 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000142889 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000142889 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000142889 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000142889 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%